Net borrowings - Net borrowings by currency (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	$ 2,200	$ 1,130	$ 1,813
Gross borrowings	(24,054)	(22,147)
US dollar
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	1,430	130
Gross borrowings	(11,395)	(9,590)
Euro
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	23	59
Gross borrowings	(6,164)	(5,820)
Cash and cash equivalents in cash-pooling arrangements	15	11
Sterling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	39	29
Gross borrowings	(4,408)	(4,767)
Canadian dollar
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	19	33
Gross borrowings	(1,049)	(81)
Kenyan shilling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	58	55
Gross borrowings	(233)	(295)
Indian rupee
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	179	170
Gross borrowings	(71)	(57)
Mexican peso
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	2	34
Gross borrowings	415	(261)
Chinese yuan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	145	258
Gross borrowings	(924)	(964)
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	305	362
Gross borrowings	$ (225)	$ (312)